Regulatory Matters (Narrative) (Detail) $ in Millions	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) Project Components mi kV	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) MW	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2011	Dec. 31, 2008
Public Utilities General Disclosures [Line Items]
Regulatory liabilities			$ 520				$ 520		$ 748	[1]
North Carolina Regulation | Public Service Company Of North Carolina
Public Utilities General Disclosures [Line Items]
Application date							2023-03
North Carolina Regulation | Public Service Company Of North Carolina | Rider D
Public Utilities General Disclosures [Line Items]
Increase(Decrease) in gas cost				$ (56)
Approval date				2023-03
North Carolina Regulation | Public Service Company Of North Carolina | Rider DSM
Public Utilities General Disclosures [Line Items]
Increase (Decrease) in customer usage tracker			23
Ohio Regulation | PIR Program
Public Utilities General Disclosures [Line Items]
Application date							2023-02
Percentage of pipeline system replaced												25.00%
Increases of annual capital expenditures percentage		3.00%
Total gross plant investment estimated cost									225
Proposed revenue requirement									305
Cumulative gross plant investment estimated cost									2,400
Ohio Regulation | CEP Program
Public Utilities General Disclosures [Line Items]
Application date							2023-03
Total gross plant investment estimated cost									195
Proposed revenue requirement									1,300
Cumulative gross plant investment estimated cost									151
Percentage of debt rate on capital investments											6.50%
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory liabilities			309				$ 309		$ 506	[2]
Virginia Electric and Power Company | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement	$ (13)
Virginia Electric and Power Company | Utility Scale Solar
Public Utilities General Disclosures [Line Items]
Proposed cost of project						$ 1,200
Targeted capacity provided by legislation | MW						474
Virginia Electric and Power Company | Energy Storage
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | MW						16
Virginia Electric and Power Company | Electric Distribution Grid Transformation Projects
Public Utilities General Disclosures [Line Items]
Proposed cost of project			1,100				1,100
Proposed operations and maintenance investment			$ 71
Number of electric distribution grid transformation projects | Project			14
Number of electric distribution grid transformation projects components | Components			6
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Authorized return percentage		9.70%
Authorized return percentage credited to customers bills		100.00%
Capitalization ratio		52.10%
Virginia Electric and Power Company | Virginia Regulation | Base Rate Case
Public Utilities General Disclosures [Line Items]
Total revenue requirement		$ 350
Virginia Electric and Power Company | Virginia Regulation | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Total revenue requirement	$ 2,300
Rate year beginning	2023-07
Increase (decrease) in revenue requirement	$ 631						(541)
Fuel cost requirement	3,300
Estimated under-recovered balances	$ 1,300							$ 578
Public utilities collection of requested under-recovered projected fuel expense period								3 years
Virginia Electric and Power Company | Biennial Review
Public Utilities General Disclosures [Line Items]
Authorized return percentage		9.35%
Credited to customers bills percentage		85.00%
Virginia Electric and Power Company | Triennial Review
Public Utilities General Disclosures [Line Items]
Credited to customers bills percentage		85.00%
Dominion Energy South Carolina Inc | South Carolina Regulation | Electric Other
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement				$ 24
Dominion Energy South Carolina Inc | South Carolina Regulation | Rider DSM
Public Utilities General Disclosures [Line Items]
Annual transportation cost rate adjustment, approval amount requested to recover amount					$ 46
Dominion Energy South Carolina Inc | South Carolina Regulation | Cost Of Fuel
Public Utilities General Disclosures [Line Items]
Increase (decrease) in annual base fuel component recoveries		$ 176					121
Dominion Energy South Carolina Inc | South Carolina Regulation | Electric Transmission Project
Public Utilities General Disclosures [Line Items]
Application date			2023-03
Type of Line | kV			230
Miles of Lines | mi			19
Cost Estimate			$ 55				$ 55
Dominion Energy South Carolina Inc | South Carolina Regulation | Natural Gas Base Rate [Member]
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement		$ 19
Percentage of earned return		10.38%
Authorized return percentage		10.25%
Questar Gas Company | Utah Regulation
Public Utilities General Disclosures [Line Items]
Increase(Decrease) in gas cost			$ 92	$ 164
Approval date				2023-02

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.